Debt - Future Maturities of Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
2013
2014
2015	250
2016	525
Thereafter	850
Principal, Total	1,625
Unamortized discount	(5)
Total	$ 1,620	$ 747